Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Principles of Consolidation – The Consolidated financial statements include the accounts of LiveWire Group, Inc. and its subsidiaries, all of which are wholly-owned. All intercompany accounts and material intercompany transactions have been eliminated.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the amounts reported in the Consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.
Cash and Cash Equivalents – The Company considers all highly liquid investments with a maturity of 90 days or less when purchased to be cash equivalents.
Concentrations of Credit Risk – Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company limits its credit risk with respect to cash by maintaining cash and cash equivalents with high quality financial institutions. At times, the Company’s cash and cash equivalents may exceed federally insured limits. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. At December 31, 2023, and 2022, 56.2% and 36.2%, respectively, of our net accounts receivable balance was due from the KTM customer group, driven by sales through the STACYC segment. No other single customer or customer group represented 10% or greater of net accounts receivable.
Accounts Receivable, net – Accounts receivable primarily relate to sales of electric balance bikes to independent dealers and independent distributors and are presented in Accounts receivable, net on the Consolidated balance sheets. All sales of electric motorcycles and related products to independent dealers in the U.S. and Canada are financed by the purchasing independent dealers through Harley-Davidson Financial Services, Inc. (“HDFS”), a wholly owned subsidiary of H-D. Sales to online and retail customers may also be financed by HDFS. Accounts receivable related to these sales are recorded in Accounts receivable from related party on the Consolidated balance sheets. The allowance for doubtful accounts deducted from total accounts receivable was $140 thousand and $211 thousand as of December 31, 2023, and 2022, respectively. The Company’s evaluation of the allowance for doubtful accounts includes a review to identify non-performing accounts which are evaluated individually. The remaining accounts receivable balances are evaluated in the aggregate based on an aging analysis. The allowance for doubtful accounts is based on factors including past loss experience, the value of collateral, and if applicable, reasonable and supportable economic forecasts. Accounts receivables are written down once management determines that the specific customer does not have the ability to repay the balance in full.
Inventories, net – Total inventories are valued at the lower of cost or net realizable value using the first-in, first-out (“FIFO”) method for electric motorcycles and related products and average costing method for electric balance bikes. The Company’s determination of net realizable value considers the impact of sales incentives and excess and obsolete inventory based upon an assessment of historical trends, current market conditions and forecasted product demand.
Property, Plant and Equipment, net – Property, plant and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of each class of property, plant and equipment generally consist of 7 years for leasehold improvements, 5 to 10 years for machinery and equipment, and 3 to 7 years for tooling and software.
Goodwill – Goodwill represents the excess of acquisition cost over the fair value of the net assets purchased. Goodwill is tested for impairment, based on financial data related to the reporting unit to which it has been assigned, at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value, limited to the total goodwill allocated to the reporting unit. During 2023 and 2022, the Company tested its goodwill balances for impairment and no impairment charges were recorded to goodwill as a result of those impairment tests.
Intangible Assets – Intangible assets are comprised of trademarks, patents, distributor relationships, and non-compete agreements. Intangible assets are amortized over their useful lives in a manner that reflects the pattern in which the economic benefit of the intangible assets is consumed. Intangible assets are assessed for impairment when a triggering event occurs.
Cloud Computing Arrangements – The Company incurs costs to implement cloud computing arrangements that are hosted by a third party vendor. Implementation costs incurred during the application development stage are capitalized and amortized over the term of the hosting arrangement on a straight-line basis. The Company capitalized $1,312 thousand and $4,930 thousand of costs during 2023 and 2022, respectively, to implement cloud computing arrangements. Capitalized cloud computing arrangement costs are included within Other long-term assets on the Consolidated balance sheets. Amortization expense totaled $839 thousand and $35 thousand for the years ended December 31, 2023 and 2022, respectively, and is presented within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss. There were no cloud computing arrangement costs capitalized and no amortization expense incurred in 2021.
Impairment of Long-Lived Assets – The Company periodically evaluates the carrying value of long-lived assets, which consist of property, plant and equipment, intangible assets, and cloud computing arrangements, to be held and used when events and circumstances indicate the carrying amount may not be recoverable. Such events and circumstances include significant decreases in the market price for similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. When the carrying value of a long-lived asset is not recoverable based on the existence of one or more of the above indicators, recoverability is determined by comparing the carrying amount of the asset to net future undiscounted cash flows that the asset is expected to generate. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset. The Company also reviews the useful life of its long-lived assets when events and circumstances indicate that the actual useful life may be shorter than originally estimated. In the event the actual useful life is deemed to be shorter than the original useful life, depreciation or amortization is adjusted prospectively so that the remaining book value is depreciated or amortized over the revised useful life.
Research and Development Expenses – Expenditures for research activities relating to product development are charged against income as incurred. Research and development expenses were $54,070 thousand, $35,612 thousand and $35,308 thousand for 2023, 2022 and 2021, respectively, and presented within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss.
Advertising Costs – The Company expenses the production cost of advertising the first time the advertising takes place within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss. Advertising costs relate to the Company’s efforts to promote its products and brands through the use of media and other means. During the years ended December 31, 2023, 2022 and 2021, the Company incurred $4,671 thousand, $7,940 thousand and $5,344 thousand in advertising costs, respectively.
Income Taxes – LiveWire’s income taxes as presented are calculated on a separate tax return basis. LiveWire’s operations have historically been and continue to be included in H-D’s U.S. federal and state tax returns or non-U.S. jurisdictions tax returns. LiveWire accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) Topic 740, Income Taxes (“ASC740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and other loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. LiveWire reviews its deferred income tax asset valuation allowances on a quarterly basis or whenever events or changes in circumstances indicate that a review is required. In determining the requirement for a valuation allowance, the historical and projected financial results of the legal entity or combined group recording the net deferred income tax asset is considered, along with any positive or negative evidence including tax law changes. Since future financial results and tax law may differ from previous estimates, periodic adjustments to LiveWire’s valuation allowances may be necessary. LiveWire has generated operating losses in each of the years presented, however, any hypothetical net operating loss attributes generated (and related valuation allowances) utilized by H-D are not recorded on the balance sheet.
Warrant Liabilities - The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The Company accounts for the Public Warrants and Private Placement Warrants, both further described in Note 10, Warrants Liabilities, in accordance with the guidance contained in ASC 815 under which the Public and Private Warrants (collectively, the “Warrants”) do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Consolidated statements of operations and comprehensive loss.
New Accounting Standards
Accounting Standards Not Yet Adopted
In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07). ASU 2023-07 is intended to improve reportable segment disclosures, primarily through enhanced disclosures about significant segment expenses. The main provisions of ASU 2023-07 require a public entity to disclose on an annual and interim basis: (i) significant segment expenses provided to the chief operating decision maker, (ii) an amount representing the difference between segment revenue less segment expenses disclosed under the significant segment expense principle and each reported measure of segment profit or loss and a description of its composition, (iii) provide all annual disclosures about a reportable segment's profit or loss and assets currently required under Topic 280 in interim periods, (iv) clarify that if the chief operating decision maker uses more than one measure of a segment's profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit, (v) the title and position of the chief operating decision maker and an explanation of how the chief operating decision maker uses the reported measure of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (vi) all disclosures required by ASU 2023-07 and all existing segment disclosures under Topic 280 for an entity with a single reportable segment. The new guidance is effective for the fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is still evaluating the impact ASU 2023-07 will have on the Company's consolidated financial statement disclosures.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance the transparency and decision usefulness of income tax disclosures. The main provisions of ASU 2023-09 require a public entity to disclose on an annual basis (i) specific prescribed categories in the rate reconciliation, (ii) provide additional information for reconciling items that meet a quantitative threshold, (iii) the amount of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign taxes, (iv) the amount of income taxes paid, net of refunds received, disaggregated by individual jurisdictions in which income taxes paid is equal to greater than 5 percent of total income taxes paid, (v) income or loss from continuing operations before income tax expense or benefit disaggregated between domestic and foreign, and (vi) income tax expense or benefit from continuing operations disaggregated by federal, state, and foreign. ASU 2023-09 also removes certain disclosure requirements related to unrecognized tax benefits and cumulative unrecognized temporary differences. The new guidance is effective for the fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is still evaluating the impact ASU 2023-09 will have on the Company's consolidated financial statement disclosures.